Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 234,365,397
Depreciation expense	48,604,160	$ 1,752,133	$ 46,016,548	$ 45,240,667
Additions	74,417,541	2,682,681	59,024,201	63,073,887
Ending balance	239,867,550	8,646,992	234,365,397
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	616,363,382	22,219,299	576,444,907	535,004,044
Additions	74,417,541	2,682,681	59,024,201	63,073,887
Disposals	(13,839,233)	(498,890)	(15,730,635)	(22,630,764)
Disposal of subsidiaries	(48,138,060)	(1,735,330)	(8,127,308)
Reclassification	(4,807,434)	(173,304)	538,074	745,331
Acquisition through business combinations	41,526	1,497	7,069,740	7,034,875
Effect of foreign currency exchange differences	(4,843,568)	(174,606)	(2,855,597)	(6,782,466)
Ending balance	619,194,154	22,321,347	616,363,382	576,444,907
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	381,997,985	13,770,655	344,351,580	320,688,535
Depreciation expense	48,604,160	1,752,133	46,016,548	45,240,667
Impairment losses recognized	126,766	4,571	992,273	201,006
Disposals	(12,782,153)	(460,784)	(11,006,578)	(22,024,853)
Disposal of subsidiaries	(31,444,931)	(1,133,560)	(580,895)
Reclassification	(3,800,474)	(137,004)	311,848	294,232
Acquisition through business combinations	3,760	137	4,187,020	4,465,048
Effect of foreign currency exchange differences	(3,378,509)	(121,793)	(2,273,811)	(4,513,055)
Ending balance	379,326,604	13,674,355	381,997,985	344,351,580
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,457,960
Ending balance	11,530,540	415,665	10,457,960
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,457,960	376,999	10,333,822	10,165,969
Additions	1,126,012	40,592
Disposals	(2,400)	(86)
Reclassification	393	14
Acquisition through business combinations			167,136	189,111
Effect of foreign currency exchange differences	(51,425)	(1,854)	(42,998)	(21,258)
Ending balance	11,530,540	415,665	10,457,960	10,333,822
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	82,813,857
Ending balance	79,273,937	2,857,748	82,813,857
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	158,812,500	5,725,036	153,972,960	141,708,011
Additions	2,718,507	98,000	86,409	806,844
Disposals	(659,833)	(23,786)	(365,758)	(983,690)
Disposal of subsidiaries	(12,344,067)	(444,992)	(3,665,811)
Reclassification	5,038,562	181,635	7,367,875	13,601,469
Acquisition through business combinations	5,284	190	1,680,497	1,044,383
Effect of foreign currency exchange differences	(929,254)	(33,499)	(263,672)	(2,204,057)
Ending balance	152,641,699	5,502,584	158,812,500	153,972,960
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	75,998,643	2,739,677	68,563,380	62,744,074
Depreciation expense	7,620,561	274,714	7,401,223	6,989,392
Impairment losses recognized	15,915	574		78,562
Disposals	(565,551)	(20,388)	(300,832)	(881,149)
Disposal of subsidiaries	(5,369,867)	(193,579)	(153,002)
Reclassification	(3,924,490)	(141,474)	3,462	210,558
Acquisition through business combinations	241	9	548,190	445,682
Effect of foreign currency exchange differences	(407,690)	(14,697)	(63,778)	(1,023,739)
Ending balance	73,367,762	2,644,836	75,998,643	68,563,380
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	122,539,797
Ending balance	128,202,516	4,621,577	122,539,797
Machinery and equipment1 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	416,368,479	15,009,678	376,745,448	353,838,390
Additions	1,332,497	48,035	695,561	413,008
Disposals	(10,999,274)	(396,513)	(12,818,849)	(19,139,634)
Disposal of subsidiaries	(33,309,236)	(1,200,765)	(3,223,448)
Reclassification	53,856,444	1,941,473	52,980,977	41,302,651
Acquisition through business combinations	28,282	1,020	4,445,789	5,507,315
Effect of foreign currency exchange differences	(3,788,594)	(136,575)	(2,456,999)	(5,176,282)
Ending balance	423,488,598	15,266,353	416,368,479	376,745,448
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	293,828,682	10,592,238	263,748,778	245,750,420
Depreciation expense	39,147,076	1,411,214	36,373,712	35,747,308
Impairment losses recognized	105,815	3,815	981,535	102,056
Disposals	(10,151,428)	(365,949)	(8,306,990)	(18,640,266)
Disposal of subsidiaries	(24,974,206)	(900,296)	(345,834)
Reclassification	142,234	5,127	497,230	83,777
Acquisition through business combinations	1,067	39	3,049,895	4,000,338
Effect of foreign currency exchange differences	(2,813,158)	(101,412)	(2,169,644)	(3,294,855)
Ending balance	295,286,082	10,644,776	293,828,682	263,748,778
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,700,318
Ending balance	3,928,284	141,610	4,700,318
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,870,978	608,182	18,755,116	18,380,122
Additions	135,439	4,883	47,137	76,671
Disposals	(2,144,766)	(77,317)	(2,419,423)	(2,507,440)
Disposal of subsidiaries	(1,247,326)	(44,965)	(445,506)
Reclassification	1,181,455	42,590	222,066	3,062,838
Acquisition through business combinations	3,108	112	722,490	43,611
Effect of foreign currency exchange differences	(197,844)	(7,132)	(10,902)	(300,686)
Ending balance	14,601,044	526,353	16,870,978	18,755,116
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,170,660	438,740	12,039,422	12,194,041
Depreciation expense	1,836,523	66,205	2,241,613	2,503,967
Impairment losses recognized	5,036	182	10,738	20,388
Disposals	(2,065,174)	(74,447)	(2,398,756)	(2,503,438)
Disposal of subsidiaries	(1,100,858)	(39,685)	(82,059)
Reclassification	(18,218)	(657)	(188,844)	(103)
Acquisition through business combinations	2,452	89	588,935	19,028
Effect of foreign currency exchange differences	(157,661)	(5,684)	(40,389)	(194,461)
Ending balance	10,672,760	384,743	12,170,660	12,039,422
Construction in progress and machinery under installation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,853,465
Ending balance	16,932,273	610,392	13,853,465
Construction in progress and machinery under installation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,853,465	499,404	16,637,561	10,911,552
Additions	69,105,086	2,491,171	58,195,094	61,777,364
Disposals	(32,960)	(1,188)	(126,605)
Disposal of subsidiaries	(1,237,431)	(44,608)	(792,543)
Reclassification	(64,884,288)	(2,339,016)	(60,032,844)	(57,221,627)
Acquisition through business combinations	4,852	175	53,828	250,455
Effect of foreign currency exchange differences	123,549	4,454	(81,026)	919,817
Ending balance	$ 16,932,273	$ 610,392	$ 13,853,465	$ 16,637,561